Income taxes -Effective tax rate (Details) - USD ($) $ in Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Income taxes [Abstract]
Income/(loss) before tax	$ 4,666	$ 5,759	$ 7,271	$ 19,318	$ 22,798
Income tax	$ (4,870)	$ (4,441)	$ (4,986)	$ (15,574)	$ (15,969)
Effective tax rate	104.40%	77.10%	68.60%	80.60%	70.00%